LEASES - Operating Lease Related Assets And Liabilities And Other Related Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 46,400	$ 6,535	¥ 63,125
Liabilities
Operating lease liabilities, current	21,890	3,083	23,961
Operating lease liabilities, non-current	¥ 23,099	$ 3,253	¥ 32,069
Weighted average remaining lease term (years)	3 years 4 months 24 days	3 years 4 months 24 days	2 years 10 months 24 days
Weighted average discount rate	5.00%	5.00%	5.00%